Schedule of acquisition of FCMPB (Details)	Nov. 09, 2020	Nov. 03, 2020	Jul. 20, 2020
Licences [member]
IfrsStatementLineItems [Line Items]
Valuation technique	With-and-without method
Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Valuation technique	Multi-period excess earnings method	Multi-period excess earnings method	Multi-period excess earnings method